SPDR® Series Trust
One Lincoln Street
Mail Stop 0326
Boston, MA 02111
September 16, 2011
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Post-Effective Amendment No. 70 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)
Ladies and Gentlemen:
SPDR® Series Trust (the “Trust”) hereby transmits for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 70 (“PEA No. 70”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 70 is to register one new series of the Trust: SPDR Barclays Capital Investment Grade Floating Rate ETF.
Please contact the Trust’s counsel, Joseph J. Yanoshik of Morgan, Lewis & Bockius LLP, at (202) 739-5676 with questions or comments.
Sincerely,
/s/ Scott E. Habeeb
Scott E. Habeeb
Assistant Secretary
Enclosures